Commitment and Contingencies - Schedule of Restructuring Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Reserve [Roll Forward]
Beginning balance	$ 1	$ 4
Additional provision	5	12	$ 20
Reversal and utilization	(2)	(15)
Ending balance	$ 4	$ 1	$ 4